Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences, Before tax	$ (10,148)	$ 12,960	[1]
Defined benefit plan remeasurement gains (losses), Before tax	85,184	(5,513)
Employee benefit, Before tax	304	124
Loss on net investment hedge, Before tax	(76,141)	(17,894)
Change in fair value of investment in equity securities, Before tax	(6,573)	27,803
Income tax recognized in other comprehensive income, before tax	(7,374)	17,480
Defined benefit plan remeasurement gains (losses), Tax (expenses) benefit	21,676	(1,385)
Employee benefit, Tax (expenses) benefit	12	37
Loss on net investment hedge, Tax (Benefit) expenses	(4,095)	(2,352)
Change in fair value of investment in equity securities, Tax (benefit) expenses	(1,078)	3,656
Income tax recognized in other comprehensive income, Tax (expense) benefit	16,515	(44)
Foreign currency translation differences net of tax	(10,148)	12,960
Defined benefit plan remeasurement gains (losses) net of tax	63,508	(4,128)
Employee benefit net of tax	292	87
Loss on net investment hedge net of tax	(72,046)	(15,542)
Change in fair value of investment in equity securities net of tax	(5,495)	24,147
Other comprehensive (loss) income, net of tax	$ (23,889)	$ 17,524	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))